Prepaid Expenses and Other Current Assets, Net - Components of Prepaid Expenses and Other Current Assets, Net (Detail) - USD ($) $ in Thousands		May 31, 2025	May 31, 2024
Prepaid Expenses And Other Current Assets [Abstract]
Receivable from third party payment platform		$ 93,125	$ 103,704
Advances to suppliers		81,246	77,184
VAT recoverable		31,007	25,155
Interest receivables		26,282	31,501
Prepaid advertising fees		23,989	20,960
Rental deposits		18,782	18,445
Prepaid rents	[1]	10,690	7,960
Staff advances	[2]	9,672	10,030
Deposits of advertising and decoration		1,958	2,650
Others		11,864	12,480
Prepaid expense and other assets current before allowance		308,615	310,069
Less: allowance for prepaid expenses and other current assets		(713)	(605)
Prepaid expenses and other current assets		$ 307,902	$ 309,464

[1]	Prepaid rents represent the prepayment of rent related to leases less than 12 months.
[2]	Staff advances were provided to staff for travelling and business related use and are expensed as incurred.